Share capital - Summary of Outstanding Common Shares (Details) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
NUMBER OF SHARES
Shares issued for acquisitions		$ 1	$ 1,594
Shares issued under employee stock option plan (in shares)		266,941	2,555,863
Shares issued under employee stock option plan		$ 12	$ 116
Repurchase of common shares (in shares)	(3,085,697)
Repurchase of common shares	$ (175)
Shares issued under ESP			5
Common shares
NUMBER OF SHARES
Stated capital beginning of period	20,091	20,091
Stated capital end of period		$ 20,036	$ 20,091
Issued capital
NUMBER OF SHARES
Repurchase of common shares	$ (69)
Issued capital | Common shares
NUMBER OF SHARES
Number of shares beginning of period (in shares)	900,996,640	900,996,640	870,706,332
Stated capital beginning of period	$ 20,091	$ 20,091	$ 18,370
Shares issued for acquisitions		$ 1	$ 1,594
Shares issued under employee stock option plan (in shares)		266,941	2,555,863
Shares issued under employee stock option plan		$ 13	$ 122
Repurchase of common shares (in shares)		(3,085,697)	0
Repurchase of common shares		$ (69)	$ 0
Shares issued under ESP (in shares)		0	91,731
Shares issued under ESP		$ 0	$ 5
Number of shares end of period (in shares)		898,200,415	900,996,640
Stated capital end of period		$ 20,036	$ 20,091
Issued capital | Common shares | AlarmForce
NUMBER OF SHARES
Shares issued for acquisitions (in shares)		22,531
Shares issued for acquisitions		$ 1
Issued capital | Common shares | MTS
NUMBER OF SHARES
Shares issued for acquisitions (in shares)			27,642,714
Shares issued for acquisitions			$ 1,594